Capitalized Exploratory Well Costs	12 Months Ended
Dec. 31, 2015
Extractive Industries [Abstract]
Capitalized Exploratory Well Costs
CAPITALIZED EXPLORATORY WELL COSTS
The following summarizes the changes in capitalized exploratory well costs for each of the last three years ended December 31, 2015, 2014, and 2013. Additions pending the determination of proved reserves excludes amounts capitalized and subsequently charged to expense within the same year.

	2015	2014	2013
	(In millions)
Balance at January 1	$849	$630	$546
Additions pending determination of proved reserves	382	622	549
Divestitures and other	(557)	(54)	(136)
Reclassifications to proved properties	(369)	(207)	(244)
Charged to exploration expense	(60)	(142)	(85)
Balance at December 31(1)	$245	$849	$630
(1) Includes $49 million of assets that were held for sale in Australia at December 31, 2014.
The following provides an aging of capitalized exploratory well costs and the number of projects for which exploratory well costs have been capitalized for a period greater than one year since the completion of drilling:

	2015	2014	2013
	(In millions)
Exploratory well costs capitalized for a period of one year or less	$184	$504	$350
Exploratory well costs capitalized for a period greater than one year	61	345	280
Balance at December 31(1)	$245	$849	$630

Number of projects with exploratory well costs capitalized for a period greater than one year	2	18	30
(1) Includes $49 million of assets that were held for sale in Australia at December 31, 2014.
The following summarizes a further aging by geographic area of those exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling at December 31, 2015:

				2012 and
	Total	2014	2013	Prior

North Sea	$61	$3	$—	$58
	$61	$3	$—	$58

Projects with suspended exploratory well costs capitalized for a period greater than one year since the completion of drilling are those identified by management as exhibiting sufficient quantities of hydrocarbons to justify potential development. Management is actively pursuing efforts to assess whether reserves can be attributed to these projects.
Suspended exploratory well costs capitalized for a period greater than one year since the completion of drilling at December 31, 2015, primarily relate to the Aviat discovery in the North Sea. The projects associated with the Aviat discovery are comprised of exploration and appraisal drilling activities. The suspended exploratory well costs are pending as additional costs are being incurred to execute a development plan designed to deliver fuel gas to the Forties field, substantially reducing operating costs and extending field life by replacing diesel fuel usage.